Segment Information	12 Months Ended
May 31, 2017
Segment Reporting [Abstract]
Segment Information

NOTE O — SEGMENT INFORMATION

We changed the composition of our operating and reportable segments in order to reflect management’s view of the operating results for each segment during the quarter ended August 31, 2016.  Under our new composition, we made the determination to move a group of businesses serving the industrial flooring, concrete repair and specialty waterproofing markets out of our specialty reportable segment into our Performance Coatings Group operating segment, which better aligns with our management structure and reports through our industrial reportable segment. For the fiscal year ended May 31, 2016, this group of businesses represented less than 1% of our consolidated net sales, income before income taxes and identifiable assets.  Information for all periods presented has been recast to reflect this change.

We operate a portfolio of businesses and product lines that manufacture and sell a variety of specialty paints, protective coatings and roofing systems, sealants and adhesives. We manage our portfolio by organizing our businesses and product lines into three reportable segments: the industrial reportable segment, the specialty reportable segment and the consumer reportable segment. Within each reportable segment, we aggregate operating segments or product lines that consist of individual companies or groups of companies and product lines, which generally address common markets, share similar economic characteristics, utilize similar technologies and can share manufacturing or distribution capabilities. Our seven operating segments represent components of our business for which separate financial information is available that is utilized on a regular basis by our chief operating decision maker in determining how to allocate the assets of the company and evaluate performance. These seven operating segments are each managed by an operating segment manager, who is responsible for the day-to-day operating decisions and performance evaluation of the operating segment’s underlying businesses. We evaluate the profit performance of our segments primarily based on income before income taxes, but also look to earnings (loss) before interest and taxes (“EBIT”) as a performance evaluation measure because interest expense is essentially related to acquisitions, as opposed to segment operations.

Our industrial reportable segment products are sold throughout North America and also account for the majority of our international sales. Our industrial product lines are sold directly to contractors, distributors and end-users, such as industrial manufacturing facilities, public institutions and other commercial customers. The industrial reportable segment comprises three separate operating segments — Tremco Group, tremco illbruck Group and Performance Coatings Group. Products and services within this reportable segment include construction chemicals, roofing systems, weatherproofing and other sealants, and polymer flooring.

Our specialty reportable segment products are sold throughout North America and a few international locations, primarily in Europe. Our specialty product lines are sold directly to contractors, distributors and end-users, such as industrial manufacturing facilities, public institutions and other commercial customers. The specialty reportable segment is a single operating segment, which offers products that include industrial cleaners, restoration services equipment, colorants, exterior finishes, edible coatings and specialty glazes for pharmaceutical and food industries, and other specialty OEM coatings.  As discussed in Note A(2), this segment includes the SPHC businesses, which were reconsolidated as of January 1, 2015.

Our consumer reportable segment manufactures and markets professional use and do-it-yourself (“DIY”) products for a variety of mainly consumer applications, including home improvement and personal leisure activities. Our consumer segment’s major manufacturing and distribution operations are located primarily in North America, along with a few locations in Europe and other parts of the world. Our consumer reportable segment products are primarily sold directly to mass merchandisers, home improvement centers, hardware stores, paint stores, craft shops, cosmetic companies and through distributors. This reportable segment comprises three operating segments — Rust-Oleum Group, DAP Group and SPG-Consumer Group. Products within this reportable segment include specialty, hobby and professional paints; nail enamels; caulks; adhesives; silicone sealants and wood stains.  Sales to the Home Depot represented less than 10% of our consolidated net sales for fiscal 2017 and 2016, and 10% of our consolidated net sales for fiscal 2015, and 28%, 28% and 29% of our consumer segment net sales for fiscal 2017, 2016 and 2015, respectively.

In addition to our three reportable segments, there is a category of certain business activities and expenses, referred to as corporate/other, that does not constitute an operating segment. This category includes our corporate headquarters and related administrative expenses, results of our captive insurance companies, gains or losses on the sales of certain assets and other expenses not directly associated with any reportable segment. Assets related to the corporate/other category consist primarily of investments, prepaid expenses and headquarters’ property and equipment. These corporate and other assets and expenses reconcile reportable segment data to total consolidated income before income taxes, interest expense and earnings before interest and taxes; as well as identifiable assets, capital expenditures and depreciation and amortization.

We reflect income from our joint ventures on the equity method, and receive royalties from our licensees.

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.  Information for all periods presented has been recast to reflect the current-year change in the composition of our reportable segments.

Year Ended May 31,	2017	2016	2015
(In thousands)
Net Sales
Industrial	$2,564,202	$2,491,647	$2,581,424
Specialty	713,589	684,564	409,297
Consumer	1,680,384	1,637,438	1,603,829
Total	$4,958,175	$4,813,649	$4,594,550
Income (Loss) Before Income Taxes
Industrial
Income Before Income Taxes (a)	$243,335	$257,180	$251,903
Interest (Expense), Net (b)	(7,985)	(6,071)	(8,282)
EBIT (c)	$251,320	$263,251	$260,185
Specialty
Income Before Income Taxes (a)	$107,904	$107,546	$63,434
Interest (Expense), Net (b)	526	814	626
EBIT (c)	$107,378	$106,732	$62,808
Consumer
Income Before Income Taxes (a)	$58,726	$268,218	$274,001
Interest (Expense), Net (b)	(323)	40	34
EBIT (c)	$59,049	$268,178	$273,967
Corporate/Other
(Expense) Before Income Taxes (a)	$(165,632)	$(149,478)	$(136,085)
Interest (Expense), Net (b)	(75,188)	(76,101)	(61,416)
EBIT (c)	$(90,444)	$(73,377)	$(74,669)
Consolidated
Income Before Income Taxes (a)	$244,333	$483,466	$453,253
Interest (Expense), Net (b)	(82,970)	(81,318)	(69,038)
EBIT (c)	$327,303	$564,784	$522,291
Identifiable Assets
Industrial	$2,382,784	$2,206,062	$2,146,244
Specialty	759,822	754,757	758,020
Consumer	1,821,190	1,734,600	1,626,097
Corporate/Other	126,653	69,550	149,701
Total	$5,090,449	$4,764,969	$4,680,062
Capital Expenditures
Industrial	$65,083	$78,002	$46,975
Specialty	14,104	10,238	6,998
Consumer	45,690	27,269	29,354
Corporate/Other	1,232	1,674	2,036
Total	$126,109	$117,183	$85,363
Depreciation and Amortization
Industrial	$51,529	$47,697	$48,212
Specialty	26,453	25,646	12,619
Consumer	33,374	31,445	32,153
Corporate/Other	5,417	6,251	6,192
Total	$116,773	$111,039	$99,176

(a)	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
(b)	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
(c)

EBIT is a non-GAAP measure, and is defined as earnings (loss) before interest and taxes.  We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to acquisitions, as opposed to segment operations.  We believe EBIT is useful to investors for this purpose as well, using EBIT as a metric in their investment decisions.  EBIT should not be considered an alternative to, or more meaningful than, income before income taxes as determined in accordance with GAAP, since EBIT omits the impact of interest in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness.  Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets' analysis of our segments' core operating performance.  We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing.  EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.

Year Ended May 31,	2017	2016	2015
(In thousands)
Net Sales (based on shipping location) (a)
United States	$3,269,400	$3,155,810	$2,856,723
Foreign
Canada	321,696	310,817	337,869
Europe	908,799	928,519	941,820
Other Foreign	458,280	418,503	458,138
Total Foreign	1,688,775	1,657,839	1,737,827
Total	$4,958,175	$4,813,649	$4,594,550
Long-Lived Assets (b)
United States	$1,738,180	$1,756,012	$1,693,288
Foreign
Canada	137,211	111,524	114,717
Europe	349,979	271,796	293,685
United Kingdom	199,415	257,935	273,118
Other Foreign	248,435	212,583	202,721
Total Foreign	935,040	853,838	884,241
Total	$2,673,220	$2,609,850	$2,577,529

(a)	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
(b)	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.